Short-term Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Short-term Debt
Project financing	$ 20,000,000		$ 71,000,000
Commercial paper	236,000,000		389,000,000
Unsecured Extendible Revolving Facility | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity	150,000,000		150,000,000
Amount outstanding	$ 0		26,000,000
Debt instrument term (years)	4 years
Credit facility cancelled	$ 300,000,000
Unsecured Bilateral Demand Facility | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity		$ 200,000,000		$ 200,000,000
Amount outstanding	190,000,000		156,000,000
Unsecured Extendible Revolving Facility II | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity		1,200,000,000		$ 1,200,000,000
Revolving Letter of Credit Facility
Short-term Debt
Credit facility maximum borrowing capacity	30,000,000
Letters of credit outstanding	22,000,000
Operating Facility
Short-term Debt
Credit facility maximum borrowing capacity		15,000,000
Letters of credit outstanding		0
Seasonal Budget Facility
Short-term Debt
Credit facility maximum borrowing capacity		$ 40,000,000
Amount outstanding	0
Parent Company | Unsecured Demand Revolving Operating Credit Facility
Short-term Debt
Credit facility maximum borrowing capacity	70,000,000		70,000,000
Amount outstanding	$ 0		$ 0